UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2006

Item 1. Reports to Stockholders

Fidelity®

Magellan®

Fund

Semiannual Report

September 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period * April 1, 2006 to September 30, 2006
Actual	$1,000.00	$963.20	$2.81
Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.21	$2.89

*Expenses are equal to the Fund's annualized expense ratio of .57%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of September 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Corning, Inc.	3.7	0.7
Nokia Corp. sponsored ADR	3.5	3.4
Schlumberger Ltd. (NY Shares)	3.2	3.4
Johnson & Johnson	3.2	2.5
American International Group, Inc.	2.9	2.5
UnitedHealth Group, Inc.	2.7	4.0
Google, Inc. Class A (sub. vtg.)	2.4	2.5
General Electric Co.	2.4	3.0
Peabody Energy Corp.	1.9	1.8
Wells Fargo & Co.	1.8	1.4
	27.7
Top Five Market Sectors as of September 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.2	26.0
Financials	17.4	18.0
Health Care	15.4	15.8
Industrials	13.0	12.2
Energy	8.4	9.1
Asset Allocation (% of fund's net assets)
As of September 30, 2006 *		As of March 31, 2006 **
	Stocks and Equity Futures99.4%		Stocks and Equity Futures99.3%
	Short-Term Investments and Net Other Assets0.6%		Short-Term Investments and Net Other Assets0.7%
*Foreign investments	28.0%	**Foreign investments	26.4%

Semiannual Report

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 0.1%
General Motors Corp. (d)	2,044,066	$67,986
Hotels, Restaurants & Leisure - 1.8%
Ctrip.com International Ltd. sponsored ADR	4,011,600	180,321
OSI Restaurant Partners, Inc.	576,500	18,281
Starbucks Corp. (a)	5,112,616	174,085
Starwood Hotels & Resorts Worldwide, Inc.	4,973,827	284,453
Wynn Resorts Ltd. (a)(d)	1,948,013	132,484
		789,624
Household Durables - 0.7%
Cyrela Brazil Realty SA	3,992,550	67,921
Garmin Ltd. (d)	2,237,246	109,133
KB Home	500,000	21,900
Lennar Corp. Class A	2,896,376	131,061
Samson Holding Ltd.	2,743,000	1,320
		331,335
Internet & Catalog Retail - 0.1%
Expedia, Inc. (a)	1,800,000	28,224
Shutterfly, Inc. (a)	42,100	655
		28,879
Media - 0.9%
Harris Interactive, Inc. (a)	872,800	5,324
Live Nation, Inc. (a)	1,782,864	36,406
McGraw-Hill Companies, Inc.	1,332,000	77,296
News Corp.:
Class A	3,000,000	58,950
Class B	7,000,000	144,480
Omnicom Group, Inc.	701,676	65,677
		388,133
Multiline Retail - 1.0%
Federated Department Stores, Inc.	2,494,600	107,792
JCPenney Co., Inc.	2,000,000	136,780
Target Corp.	4,041,700	223,304
		467,876
Specialty Retail - 2.4%
Best Buy Co., Inc.	4,673,350	250,305
Circuit City Stores, Inc.	1,000,000	25,110
J. Crew Group, Inc.	1,000,000	30,070
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	21,918,000	$533,265
Yamada Denki Co. Ltd.	2,509,100	251,452
		1,090,202
Textiles, Apparel & Luxury Goods - 0.9%
Asics Corp.	2,500,000	32,566
Crocs, Inc. (d)	505,000	17,145
Fossil, Inc. (a)	200,000	4,308
Liz Claiborne, Inc.	3,490,000	137,890
NIKE, Inc. Class B	1,798,500	157,585
Polo Ralph Lauren Corp. Class A	650,000	42,049
		391,543
TOTAL CONSUMER DISCRETIONARY		3,555,578
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 1.7%
CVS Corp.	6,841,972	219,764
United Natural Foods, Inc. (a)(e)	4,143,500	128,407
Walgreen Co.	4,645,900	206,232
Whole Foods Market, Inc.	3,242,400	192,696
		747,099
Food Products - 0.3%
Flowers Foods, Inc.	1,000,000	26,880
Nestle SA (Reg.)	336,600	117,378
		144,258
Personal Products - 0.2%
Avon Products, Inc.	3,543,147	108,633
Bare Escentuals, Inc. (a)	76,400	2,074
		110,707
TOTAL CONSUMER STAPLES		1,002,064
ENERGY - 8.4%
Energy Equipment & Services - 3.3%
GlobalSantaFe Corp.	600,000	29,994
Schlumberger Ltd. (NY Shares)	23,399,994	1,451,502
Smith International, Inc.	557,200	21,619
		1,503,115
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.1%
Apache Corp.	1,953,610	$123,468
Arch Coal, Inc. (e)	8,652,548	250,145
Cameco Corp. (d)	1,975,000	71,955
Canadian Natural Resources Ltd.	14,865,700	677,364
CONSOL Energy, Inc.	4,000,000	126,920
OAO Gazprom sponsored ADR	2,000,000	87,500
Occidental Petroleum Corp.	1,042,800	50,169
Peabody Energy Corp. (e)	23,538,800	865,757
Plains Exploration & Production Co. (a)	295,000	12,658
Teekay Shipping Corp.	340,000	13,977
		2,279,913
TOTAL ENERGY		3,783,028
FINANCIALS - 17.4%
Capital Markets - 4.1%
E*TRADE Financial Corp.	9,761,555	233,496
E*TRADE Securities Co. Ltd. (d)	88,000	99,810
Evercore Partners, Inc. Class A	87,600	2,523
JAFCO Co. Ltd.	82,100	4,142
MCF Corp. (a)	735,600	508
Merrill Lynch & Co., Inc.	6,342,900	496,142
Morgan Stanley	500,000	36,455
Nomura Holdings, Inc.	24,949,500	438,612
State Street Corp.	6,933,800	432,669
TD Ameritrade Holding Corp.	5,152,100	97,117
		1,841,474
Commercial Banks - 2.7%
Mizuho Financial Group, Inc.	30,000	232,596
SVB Financial Group (a)	502,900	22,449
Wachovia Corp.	2,146,094	119,752
Wells Fargo & Co.	22,922,400	829,332
		1,204,129
Consumer Finance - 0.7%
American Express Co.	5,427,216	304,358
Diversified Financial Services - 0.2%
Moody's Corp.	1,000,000	65,380
The NASDAQ Stock Market, Inc. (a)	1,000,000	30,240
		95,620
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 8.0%
ACE Ltd.	1,270,860	$69,554
AFLAC, Inc.	5,147,000	235,527
American International Group, Inc.	19,272,570	1,277,000
Berkshire Hathaway, Inc. Class A (a)	557	53,361
China Life Insurance Co. Ltd. (H Shares)	170,000,000	332,552
Endurance Specialty Holdings Ltd.	555,800	19,598
Hartford Financial Services Group, Inc.	3,000,000	260,250
MetLife, Inc.	7,000,000	396,760
Millea Holdings, Inc.	1,250,000	43,432
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	2,360,000	373,222
Prudential Financial, Inc.	2,500,000	190,625
Samsung Fire & Marine Insurance Co. Ltd.	200,000	30,751
T&D Holdings, Inc.	1,000,000	72,369
W.R. Berkley Corp.	1,856,250	65,693
Willis Group Holdings Ltd.	2,000,000	76,000
XL Capital Ltd. Class A	1,512,400	103,902
		3,600,596
Real Estate Investment Trusts - 1.1%
Developers Diversified Realty Corp.	2,000,000	111,520
Equity Residential (SBI)	3,343,000	169,089
General Growth Properties, Inc.	2,000,000	95,300
Host Hotels & Resorts, Inc.	3,044,976	69,821
Kimco Realty Corp.	679,800	29,143
		474,873
Real Estate Management & Development - 0.5%
Mitsubishi Estate Co. Ltd.	2,000,000	43,675
Mitsui Fudosan Co. Ltd.	8,000,000	181,810
Move, Inc.	1,000,000	4,910
		230,395
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	1,000,000	60,000
TOTAL FINANCIALS		7,811,445
HEALTH CARE - 15.4%
Biotechnology - 3.3%
Biogen Idec, Inc. (a)	3,118,300	139,326
Genentech, Inc. (a)	9,934,000	821,542
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	5,904,282	$405,624
OSI Pharmaceuticals, Inc. (a)(d)(e)	3,198,900	120,055
		1,486,547
Health Care Equipment & Supplies - 2.0%
Alcon, Inc.	800,000	91,600
Baxter International, Inc.	3,200,000	145,472
Becton, Dickinson & Co.	4,000,000	282,680
C.R. Bard, Inc.	1,069,300	80,198
Gen-Probe, Inc. (a)	500,000	23,445
Greatbatch, Inc. (a)(e)	2,181,700	49,350
Kinetic Concepts, Inc. (a)	700,000	22,022
Mentor Corp. (e)	2,470,400	124,483
Mindray Medical International Ltd. Sponsored ADR	51,400	858
St. Jude Medical, Inc. (a)	1,800,000	63,522
		883,630
Health Care Providers & Services - 3.2%
Brookdale Senior Living, Inc.	3,085,300	143,220
Henry Schein, Inc. (a)	600,000	30,084
UnitedHealth Group, Inc.	24,445,730	1,202,730
VCA Antech, Inc. (a)	1,000,000	36,060
WellPoint, Inc. (a)	300,000	23,115
		1,435,209
Health Care Technology - 0.1%
Cerner Corp. (a)	200,000	9,080
Emdeon Corp. (a)	1,553,702	18,194
WebMD Health Corp. Class A (d)	95,700	3,286
		30,560
Life Sciences Tools & Services - 0.9%
Affymetrix, Inc. (a)	28,700	619
Charles River Laboratories International, Inc. (a)	1,804,700	78,342
Covance, Inc. (a)	1,000,000	66,380
Invitrogen Corp. (a)	500,000	31,705
Millipore Corp. (a)	500,000	30,650
Thermo Electron Corp. (a)	1,471,500	57,874
Waters Corp. (a)	3,198,600	144,833
		410,403
Pharmaceuticals - 5.9%
Allergan, Inc.	5,248,626	591,048
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	22,315,200	$1,449,149
Matrixx Initiatives, Inc. (a)	400,000	7,612
Medicis Pharmaceutical Corp. Class A	2,000,000	64,700
Merck & Co., Inc.	7,837,525	328,392
Novartis AG sponsored ADR	1,613,800	94,310
Roche Holding AG (participation certificate)	644,935	111,521
		2,646,732
TOTAL HEALTH CARE		6,893,081
INDUSTRIALS - 13.0%
Aerospace & Defense - 2.1%
BE Aerospace, Inc. (a)	1,784,410	37,633
Honeywell International, Inc.	9,795,400	400,632
Raytheon Co. warrants 6/16/11 (a)	204,836	2,923
Rockwell Collins, Inc.	3,000,000	164,520
United Technologies Corp.	5,200,000	329,420
		935,128
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	4,000,000	178,320
Expeditors International of Washington, Inc.	6,231,600	277,805
FedEx Corp.	503,100	54,677
Forward Air Corp.	390,000	12,905
UTI Worldwide, Inc.	4,000,000	111,880
		635,587
Airlines - 0.0%
JetBlue Airways Corp. (a)(d)	1,230,650	11,408
Commercial Services & Supplies - 1.0%
51job, Inc. sponsored ADR (a)	1,283,273	17,170
Equifax, Inc.	3,000,000	110,130
Heidrick & Struggles International, Inc. (a)	476,228	17,144
Monster Worldwide, Inc. (a)	4,951,938	179,211
Robert Half International, Inc.	4,124,900	140,123
		463,778
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV (NY Shares)	2,000,000	48,120
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	2,948,845	$226,737
Infrasource Services, Inc. (a)	1,000,000	17,550
		292,407
Electrical Equipment - 1.2%
Emerson Electric Co.	2,732,400	229,139
Q-Cells AG	991,800	40,624
Suntech Power Holdings Co. Ltd. sponsored ADR	7,267,400	187,717
Vestas Wind Systems AS (a)	3,000,000	80,108
		537,588
Industrial Conglomerates - 2.6%
General Electric Co.	30,075,550	1,061,667
Raven Industries, Inc.	136,089	4,084
Walter Industries, Inc.	2,000,000	85,360
		1,151,111
Machinery - 1.5%
Actuant Corp. Class A	500,000	25,050
Caterpillar, Inc.	3,000,000	197,400
Danaher Corp.	3,000,000	206,010
Dover Corp.	1,000,000	47,440
Hyundai Mipo Dockyard Co. Ltd.	460,000	57,360
Joy Global, Inc.	1,700,000	63,937
Trinity Industries, Inc.	2,250,000	72,383
Trivest 1992 Special Fund Ltd. (a)(g)	26,600,000	133
		669,713
Marine - 0.2%
Alexander & Baldwin, Inc.	1,633,707	72,488
Road & Rail - 2.1%
Burlington Northern Santa Fe Corp.	6,801,200	499,480
Canadian National Railway Co.	2,000,000	83,635
Con-way, Inc.	1,000,000	44,820
Landstar System, Inc.	904,300	38,614
Localiza Rent a Car SA	1,500,000	31,113
Norfolk Southern Corp.	2,000,000	88,100
Union Pacific Corp.	2,000,000	176,000
		961,762
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Fastenal Co.	2,000,000	$77,140
Watsco, Inc.	500,000	23,005
		100,145
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd. (d)	1,000,000	7,144
TOTAL INDUSTRIALS		5,838,259
INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 8.2%
Cisco Systems, Inc. (a)	3,950,300	90,857
Corning, Inc. (a)	67,000,000	1,635,465
Juniper Networks, Inc. (a)	5,000,000	86,400
Lucent Technologies, Inc. (a)	70,000,000	163,800
Lucent Technologies, Inc. warrants 12/10/07 (a)	1,201,054	228
Nokia Corp. sponsored ADR	79,372,400	1,562,843
Nortel Networks Corp.	5,000,000	11,500
QUALCOMM, Inc.	3,000,000	109,050
Sonus Networks, Inc. (a)	1,000,000	5,260
		3,665,403
Computers & Peripherals - 3.9%
Apple Computer, Inc. (a)(d)	2,500,000	192,575
Hewlett-Packard Co.	6,000,000	220,140
NEC Corp.	10,000,000	54,932
QLogic Corp. (a)	5,000,000	94,500
Rackable Systems, Inc. (a)	1,324,544	36,253
Seagate Technology (e)	33,790,734	780,228
Toshiba Corp. (d)	60,000,000	389,013
		1,767,641
Electronic Equipment & Instruments - 1.8%
Amphenol Corp. Class A	1,942,050	120,271
Flextronics International Ltd. (a)	3,125,000	39,500
FLIR Systems, Inc. (a)	3,000,000	81,480
Hon Hai Precision Industry Co. Ltd. (Foxconn)	30,000,000	182,573
Ingram Micro, Inc. Class A (a)	1,751,600	33,561
Kyocera Corp.	1,000,000	85,540
Molex, Inc.	2,000,000	77,940
Nippon Electric Glass Co. Ltd.	5,000,000	110,246
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Rofin-Sinar Technologies, Inc. (a)	600,000	$36,462
Vishay Intertechnology, Inc. (a)	2,122,800	29,804
		797,377
Internet Software & Services - 4.2%
aQuantive, Inc. (a)	2,142,315	50,601
Baidu.com, Inc. sponsored ADR (a)(d)	1,060,300	92,819
Bankrate, Inc. (a)(d)	800,000	21,248
Google, Inc. Class A (sub. vtg.) (a)	2,701,000	1,085,532
Marchex, Inc. Class B (d)	1,200,000	18,408
Openwave Systems, Inc. (a)	1,657,000	15,510
VeriSign, Inc. (a)	2,500,000	50,500
Yahoo! Japan Corp. (d)	1,140,711	429,173
Yahoo!, Inc. (a)	4,986,600	126,061
		1,889,852
IT Services - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	1,000,000	74,060
Infosys Technologies Ltd. sponsored ADR	3,000,000	143,190
TALX Corp. (e)	2,886,484	70,777
		288,027
Office Electronics - 0.9%
Canon, Inc.	7,500,000	392,175
Zebra Technologies Corp. Class A (a)	200,000	7,148
		399,323
Semiconductors & Semiconductor Equipment - 6.9%
Altera Corp. (a)	2,672,700	49,124
Applied Materials, Inc.	15,000,000	265,950
ASML Holding NV (NY Shares) (a)	25,307,587	589,161
Broadcom Corp. Class A (a)	7,000,000	212,380
Cree, Inc. (a)	1,187,382	23,878
Ikanos Communications, Inc.	100,000	1,177
Intersil Corp. Class A	883,149	21,681
KLA-Tencor Corp.	4,527,160	201,323
Lam Research Corp. (a)	499,200	22,629
Marvell Technology Group Ltd. (a)	2,400,000	46,488
Maxim Integrated Products, Inc.	3,245,404	91,098
MediaTek, Inc.	803,000	7,615
National Semiconductor Corp.	628,700	14,793
O2Micro International Ltd. sponsored ADR (a)	700,000	4,837
Omnivision Technologies, Inc. (a)	2,000,000	28,540
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Renewable Energy Corp. AS (d)	13,000,000	$201,184
Samsung Electronics Co. Ltd.	1,063,711	746,385
SiRF Technology Holdings, Inc. (a)(d)	1,000,000	23,990
Skyworks Solutions, Inc. (a)	5,000,000	25,950
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	11,426,424	109,694
Teradyne, Inc. (a)(d)(e)	19,805,264	260,637
Texas Instruments, Inc.	3,697,700	122,949
		3,071,463
Software - 2.7%
Autodesk, Inc. (a)	5,500,000	191,290
BEA Systems, Inc. (a)(e)	25,575,053	388,741
Citrix Systems, Inc. (a)	1,440,000	52,142
FileNET Corp. (a)	550,000	19,157
NAVTEQ Corp. (a)	1,200,000	31,332
Oracle Corp. (a)	25,395,000	450,507
Trend Micro, Inc.	2,500,000	73,215
		1,206,384
TOTAL INFORMATION TECHNOLOGY		13,085,470
MATERIALS - 2.4%
Chemicals - 1.1%
Monsanto Co.	5,600,000	263,256
Praxair, Inc.	3,000,000	177,480
Tokuyama Corp.	1,700,400	22,740
		463,476
Metals & Mining - 1.1%
Alcoa, Inc.	3,600,000	100,944
Allegheny Technologies, Inc.	2,000,000	124,380
Mittal Steel Co. NV Class A (NY Shares)	7,000,000	243,180
Toho Titanium Co. Ltd. (d)	600,000	37,022
		505,526
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	1,358,800	83,607
TOTAL MATERIALS		1,052,609
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	13,000,000	$423,280
Embarq Corp.	333,051	16,110
		439,390
Wireless Telecommunication Services - 1.4%
America Movil SA de CV Series L sponsored ADR	2,837,000	111,693
American Tower Corp. Class A (a)	5,500,000	200,750
Leap Wireless International, Inc. (a)	500,000	24,245
NII Holdings, Inc. (a)	4,519,100	280,907
		617,595
TOTAL TELECOMMUNICATION SERVICES		1,056,985
UTILITIES - 0.9%
Electric Utilities - 0.9%
Exelon Corp.	6,000,000	363,240
PPL Corp.	500,000	16,450
		379,690
TOTAL COMMON STOCKS (Cost $34,822,110)		44,458,209
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 5.04% 10/19/06 (f) (Cost $4,388)	$4,400	4,391
Money Market Funds - 2.2%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 5.36% (b)	414,973,146	$414,973
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	580,780,791	580,781
TOTAL MONEY MARKET FUNDS (Cost $995,754)		995,754
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $35,822,252)		45,458,354
NET OTHER ASSETS - (1.4)%		(626,681)
NET ASSETS - 100%		$44,831,673
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
260 S&P 500 Index Contracts	Dec. 2006	$87,451	$2,048

The face value of futures purchased as a percentage of net assets - 0.2%
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company
(f)Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,391,000.

(g)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $133,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Trivest 1992 Special Fund Ltd.	7/2/92	$-
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$11,299
Fidelity Securities Lending Cash Central Fund	9,156
Total	$20,455
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arch Coal, Inc.	$313,349	$20,189	$-	$1,038	$250,145
Bankrate, Inc.	34,848	-	-	-	-
BEA Systems, Inc.	335,800	-	-	-	388,741
Greatbatch, Inc.	47,424	377	-	-	49,350
KLA-Tencor Corp.	812,448	-	506,000	3,024	-
Mentor Corp.	66,624	45,349	-	709	124,483
Monster Worldwide, Inc.	460,490	16,101	204,871	-	-
OSI Pharmaceuticals, Inc.	102,685	-	-	-	120,055
Peabody Energy Corp.	900,766	312,066	-	-	865,757
Rackable Systems, Inc.	70,002	-	-	-	-
Seagate Technology	545,277	311,276	-	-	780,228
TALX Corp.	82,207	-	-	260	70,777
Teradyne, Inc.	297,809	9,535	-	-	260,637
United Natural Foods, Inc.	144,898	-	-	-	128,407
Wynn Resorts Ltd.	422,675	-	244,968	-	-
Total	$4,637,302	$714,893	$955,839	$5,031	$3,038,580
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	72.0%
Japan	6.9%
Finland	3.5%
Netherlands Antilles	3.2%
Cayman Islands	3.0%
Netherlands	1.9%
Canada	1.9%
Korea (South)	1.9%
Switzerland	1.0%
Others (individually less than 1%)	4.7%
100.0%

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $521,297) - See accompanying schedule: Unaffiliated issuers (cost $31,821,568)	$41,424,020
Fidelity Central Funds (cost $995,754)	995,754
Other affiliated issuers (cost $3,004,930)	3,038,580
Total Investments (cost $35,822,252)		$45,458,354
Receivable for investments sold		329,161
Receivable for fund shares sold		23,372
Dividends receivable		38,524
Interest receivable		1,486
Prepaid expenses		29
Other receivables		2,831
Total assets		45,853,757

Liabilities
Payable for investments purchased	$318,326
Payable for fund shares redeemed	99,922
Accrued management fee	11,425
Payable for daily variation on futures contracts	124
Other affiliated payables	8,705
Other payables and accrued expenses	2,801
Collateral on securities loaned, at value	580,781
Total liabilities		1,022,084

Net Assets		$44,831,673
Net Assets consist of:
Paid in capital		$34,280,156
Undistributed net investment income		73,716
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		842,007
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,635,794
Net Assets, for 510,117 shares outstanding		$44,831,673
Net Asset Value, offering price and redemption price per share ($44,831,673 ÷ 510,117 shares)		$87.89

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended September 30, 2006

Investment Income
Dividends (including $5,031 received from other affiliated issuers)		$195,819
Interest		706
Income from Fidelity Central Funds		20,455
Total income		216,980

Expenses
Management fee Basic fee	$131,712
Performance adjustment	(45,235)
Transfer agent fees	42,040
Accounting and security lending fees	1,247
Custodian fees and expenses	1,764
Independent trustees' compensation	90
Appreciation in deferred trustee compensation account	6
Registration fees	46
Audit	199
Legal	557
Interest	28
Miscellaneous	330
Total expenses before reductions	132,784
Expense reductions	(1,905)	130,879
Net investment income (loss)		86,101
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,188,541
Other affiliated issuers	(31,942)
Foreign currency transactions	1,210
Futures contracts	3,363
Total net realized gain (loss)		1,161,172
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,544)	(3,088,820)
Assets and liabilities in foreign currencies	(1,225)
Futures contracts	(715)
Total change in net unrealized appreciation (depreciation)		(3,090,760)
Net gain (loss)		(1,929,588)
Net increase (decrease) in net assets resulting from operations		$(1,843,487)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2006	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$86,101	$454,292
Net realized gain (loss)	1,161,172	16,131,529
Change in net unrealized appreciation (depreciation)	(3,090,760)	(8,880,395)
Net increase (decrease) in net assets resulting from operations	(1,843,487)	7,705,426
Distributions to shareholders from net investment income	(110,605)	(484,145)
Distributions to shareholders from net realized gain	(9,782,982)	(1,415,207)
Total distributions	(9,893,587)	(1,899,352)
Share transactions Proceeds from sales of shares	1,321,114	3,154,300
Reinvestment of distributions	9,631,079	1,850,209
Cost of shares redeemed	(4,856,022)	(17,229,221)
Net increase (decrease) in net assets resulting from share transactions	6,096,171	(12,224,712)
Total increase (decrease) in net assets	(5,640,903)	(6,418,638)

Net Assets
Beginning of period	50,472,576	56,891,214
End of period (including undistributed net investment income of $73,716 and undistributed net investment income of $115,642, respectively)	$44,831,673	$50,472,576
Other Information Shares
Sold	14,359	29,931
Issued in reinvestment of distributions	101,712	17,493
Redeemed	(53,405)	(163,258)
Net increase (decrease)	62,666	(115,834)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended September 30,	Years ended March 31,
	2006	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$112.80	$101.00	$99.13	$76.69	$102.55	$104.50
Income from Invest- ment Operations
Net investment income (loss) D	.17	.91	1.26 G	.76	.69	.45
Net realized and unrealized gain (loss)	(2.72)	14.87	1.85	22.44	(25.91)	(1.14)
Total from investment operations	(2.55)	15.78	3.11	23.20	(25.22)	(.69)
Distributions from net investment income	(.25)	(.98)	(1.24)	(.76)	(.64)	(.46)
Distributions from net realized gain	(22.11)	(3.00)	-	-	-	(.80)
Total distributions	(22.36)	(3.98)	(1.24)	(.76)	(.64)	(1.26)
Net asset value, end of period	$87.89	$112.80	$101.00	$99.13	$76.69	$102.55
Total Return B, C	(3.68)%	15.89%	3.14%	30.35%	(24.65)%	(.76)%
Ratios to Average Net Assets E, H
Expenses before reductions	.57% A	.59%	.63%	.70%	.77%	.89%
Expenses net of fee waivers, if any	.57% A	.59%	.63%	.70%	.77%	.89%
Expenses net of all reductions	.56% A	.56%	.62%	.70%	.76%	.88%
Net investment income (loss)	.37% A	.86%	1.26% G	.83%	.82%	.43%
Supplemental Data
Net assets, end of period (in millions)	$44,832	$50,473	$56,891	$66,797	$54,164	$77,818
Portfolio turnover rate F	45% A	74%	6%	13%	21%	15%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

FAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

GInvestment income per share reflects a special dividend which amounted to $.35 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .91%.

HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Magellan Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the

Semiannual Report

1. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$11,172,470
Unrealized depreciation	(1,545,595)
Net unrealized appreciation (depreciation)	$9,626,875
Cost for federal income tax purposes	$35,831,479

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of

Semiannual Report

2. Operating Policies - continued

Futures Contracts - continued

the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,434,591 and $13,909,993, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .37% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund, is available upon request or, for each non Money Market Central Fund, at fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $244 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$68,171	5.01%	$28

Semiannual Report

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $40 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $9,156.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $508 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $3 and $1,394, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 2006 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 10, 2006

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Magellan Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's relative investment performance against a customized peer group based on a combination of categories defined by Morningstar.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Semiannual Report

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Magellan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for rolling 36-month periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund's negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance1-800-544-6666

Product Information1-800-544-6666

Retirement Accounts1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)   1-800-544-5555

(automated graphic)   Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MAG-USAN-1106
1.792157.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Magellan Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 16, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 16, 2006